SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following is information about reported segment results of operation:

		IT
	Software	professional	Unallocated
	services	services	expense	Total
2013

Total revenues	$67,453	$77,505	$-	$144,958
Expenses	53,164	68,846	3,821	125,831

Segment operating income (loss)	$14,289	$8,659	$(3,821)	$19,127

Depreciation and amortization	$5,917	$2,210	$253	$8,380

		IT
	Software	professional	Unallocated
	services	services	expense	Total
2014

Total revenues	$69,861	$94,443	$-	$164,304
Expenses	54,464	84,873	4,241	143,578

Segment operating income (loss)	$15,397	$9,570	$(4,241)	$20,726

Depreciation and amortization	$6,065	$2,263	$266	$8,594

2015

Total revenues	$67,271	$108,759	$-	$176,030
Expenses	52,963	98,384	3,249	154,596

Segment operating income (loss)	$14,308	$10,375	$(3,249)	$21,434

Depreciation and amortization	$6,562	$3,042	$281	$9,885

Schedule Of Revenues From Geographical Segments [Table Text Block]
The following table presents total revenues classified according to geographical destination for the years ended December 31, 2013, 2014 and 2015:

	Year ended December 31,
	2013	2014	2015

Israel	$24,006	$29,198	$36,401
Europe	31,386	37,409	29,084
United States	70,872	82,470	92,577
Japan	11,965	11,299	10,092
Other	6,729	3,928	7,876

	$144,958	$164,304	$176,030

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The Company's long-lived assets are located as follows:

	December 31,
	2014	2015

Israel	$58,263	$59,770
Europe	1,523	1,402
United States	22,174	29,990
Japan	4,786	4,765
Other	3,291	3,253

	$90,039	$99,180